Schedule III Real Estate Assets and Accumulated Depreciation and Amortization (FY)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate Assets and Accumulated Depreciation and Amortization
MODIV INC.
(f/k/a RW HOLDINGS NNN REIT, INC.)
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization
December 31, 2020
					Initial Cost to Company				Gross Amount at Which Carried at Close of Period
Description	Location	Original Year of Construction	Date Acquired	Encumbrances	Land	Buildings & Improvements(1)	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings & Improvements(1)	Total	Accumulated Depreciation and Amortization	Net
Accredo Health	Orlando, FL	2006	2016-06-15	$ 8,538,000	$1,706,641	$ 9,003,859	$10,710,500	$414,698	$1,706,641	$ 9,418,557	$11,125,198	$(2,221,380)	$ 8,903,818
Dollar General	Litchfield, ME	2015	2016-11-04	622,884	293,912	1,104,202	1,398,114	—	293,912	1,104,202	1,398,114	(166,006)	1,232,108
Dollar General	Wilton, ME	2015	2016-11-04	627,992	212,036	1,472,393	1,684,429	—	212,036	1,472,393	1,684,429	(212,451)	1,471,978
Dollar General	Thompsontown, PA	2015	2016-11-04	627,992	217,912	1,088,678	1,306,590	—	217,912	1,088,678	1,306,590	(159,501)	1,147,089
Dollar General	Mt. Gilead, OH	2015	2016-11-04	622,884	283,578	1,002,457	1,286,035	—	283,578	1,002,457	1,286,035	(152,925)	1,133,110
Dollar General	Lakeside, OH	2015	2016-11-04	622,884	176,515	1,037,214	1,213,729	—	176,515	1,037,214	1,213,729	(156,949)	1,056,780
Dollar General	Castalia, OH	2015	2016-11-04	622,884	154,676	1,033,818	1,188,494	—	154,676	1,033,818	1,188,494	(152,492)	1,036,002
Dana	Cedar Park, TX	2013	2016-12-27	4,466,865	1,290,863	8,312,917	9,603,780	(1,946,609)	968,007	6,366,308	7,334,315	(1,835,800)	5,498,515
Northrop Grumman	Melbourne, FL	1986	2017-03-07	5,518,589	1,191,024	12,533,166	13,724,190	—	1,191,024	12,533,166	13,724,190	(2,968,985)	10,755,205
exp US Services	Maitland, FL	1985	2017-03-27	3,321,931	785,801	5,522,567	6,308,368	136,548	785,801	5,659,115	6,444,916	(833,278)	5,611,638
Wyndham	Summerlin, NV	2001	2017-06-22	5,607,000	4,144,069	5,972,433	10,116,502	959,213	4,144,069	6,931,646	11,075,715	(1,170,222)	9,905,493
Williams- Sonoma	Summerlin, NV	1996	2017-06-22	4,438,200	3,546,744	4,028,821	7,575,565	1,054,532	3,546,745	5,083,353	8,630,098	(1,058,455)	7,571,643
Omnicare	Richmond, VA	2004	2017-07-20	4,193,171	800,772	6,523,599	7,324,371	219,818	800,772	6,743,417	7,544,189	(832,474)	6,711,715
EMCOR	Cincinnati, OH	2010	2017-08-29	2,811,539	427,589	5,996,509	6,424,098	—	427,589	5,996,509	6,424,098	(604,163)	5,819,935
Husqvarna	Charlotte, NC	2010	2017-11-30	6,379,182	974,663	11,879,485	12,854,148	—	974,663	11,879,485	12,854,148	(1,113,651)	11,740,497
AvAir	Chandler, AZ	2015	2017-12-28	19,950,000	3,493,673	23,864,227	27,357,900	—	3,493,673	23,864,227	27,357,900	(2,111,134)	25,246,766
3M	DeKalb, IL	2007	2018-03-29	8,166,000	758,780	16,360,400	17,119,180	—	758,780	16,360,400	17,119,180	(3,476,588)	13,642,592
Cummins	Nashville, TN	2001	2018-04-04	8,332,200	3,347,960	12,654,529	16,002,489	—	3,347,960	12,654,529	16,002,489	(2,151,938)	13,850,551
Northrop Grumman Parcel	Melbourne, FL	—	2018-06-21	—	329,410	—	329,410	—	329,410	—	329,410	—	329,410
Texas Health	Dallas, TX	1978	2018-09-13	4,363,203	1,827,914	5,862,010	7,689,924	—	1,827,914	5,862,010	7,689,924	(681,341)	7,008,583
Bon Secours	Richmond, VA	2001	2018-10-31	5,180,552	1,658,659	9,184,248	10,842,907	346,200	1,658,659	9,530,448	11,189,107	(978,335)	10,210,772
Costco	Issaquah, WA	1987	2018-12-20	18,850,000	8,202,915	21,825,853	30,028,768	67,165	8,202,915	21,893,018	30,095,933	(2,654,329)	27,441,604
Taylor Fresh Foods	Yuma, AZ	2001	2019-10-24	12,350,000	4,312,016	32,776,370	37,088,386	—	4,312,016	32,776,370	37,088,386	(1,597,022)	35,491,364
Levins	Sacramento, CA	1970	2019-12-31	2,032,332	1,404,863	3,204,715	4,609,578	41,739	1,404,863	3,246,454	4,651,317	(220,609)	4,430,708
Dollar General	Bakersfield, CA	1952	2019-12-31	2,268,922	1,099,458	3,824,688	4,924,146	237,198	1,099,458	4,061,886	5,161,344	(147,132)	5,014,212
PMI Preclinical	San Carlos, CA	1974	2019-12-31	$ 4,020,418	4,774,497	$ 5,243,803	$10,018,300	$ 62,099	$4,774,497	$ 5,305,902	$10,080,399	$ (204,321)	$9,876,078
GSA (MSHA)	Vacaville, CA	1987	2019-12-31	1,752,092	399,062	2,869,790	3,268,852	86,531	399,062	2,956,321	3,355,383	(138,515)	3,216,868
PreK Education	San Antonio, TX	2014	2019-12-31	5,037,846	963,044	11,411,964	12,375,008	520,206	963,044	11,932,170	12,895,214	(599,428)	12,295,786
Dollar Tree	Morrow, GA	1997	2019-12-31	—	159,829	1,020,053	1,179,882	213,783	159,829	1,233,836	1,393,665	(70,911)	1,322,754
Solar Turbines	San Diego, CA	1985	2019-12-31	2,777,552	2,483,960	4,722,578	7,206,538	210,729	2,483,960	4,933,307	7,417,267	(338,232)	7,079,035
Wood Group	San Diego, CA	1985	2019-12-31	3,397,371	3,461,256	6,662,918	10,124,174	73,339	3,461,256	6,736,257	10,197,513	(565,017)	9,632,496
ITW Rippey	El Dorado Hills, CA	1998	2019-12-31	3,039,777	787,945	6,392,126	7,180,071	195,459	787,945	6,587,585	7,375,530	(303,219)	7,072,311
Dollar General	Big Spring, TX	2015	2019-12-31	599,756	103,838	1,114,728	1,218,566	139,468	103,838	1,254,196	1,358,034	(50,969)	1,307,065
Gap	Rocklin, CA	1998	2019-12-31	3,569,990	2,076,754	5,715,144	7,791,898	946,755	2,076,754	6,661,899	8,738,653	(479,306)	8,259,347
MODIV INC.
(f/k/a RW HOLDINGS NNN REIT, INC.)
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization(continued)
December 31, 2020
					Initial Cost to Company				Gross Amount at Which Carried at Close of Period
Description	Location	Original Year of Construction	Date Acquired	Encumbrances	Land	Buildings & Improvements(1)	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings & Improvements(1)	Total	Accumulated Depreciation and Amortization	Net
L-3 Communications	Carlsbad, CA	1984	2019-12-31	5,185,929	3,552,878	8,099,339	11,652,217	433,675	3,552,878	8,533,014	12,085,892	(470,823)	11,615,069
Sutter Health	Rancho Cordova, CA	2009	2019-12-31	13,879,655	2,443,240	26,690,356	29,133,596	2,038,069	2,443,240	28,728,425	31,171,665	(1,080,349)	30,091,316
Walgreens	Santa Maria, CA	2001	2019-12-31	3,172,846	1,832,430	3,512,156	5,344,586	214,801	1,832,430	3,726,957	5,559,387	(132,961)	5,426,426
				176,948,438	65,681,176	289,524,113	355,205,289	6,665,416	65,358,321	296,189,529	361,547,850	(32,091,211)	329,456,639

(1)	Building and improvements include tenant origination and absorption costs.
Notes:
•	The aggregate cost of real estate for U.S. federal income tax purposes was approximately $328,029,000 (unaudited) as of December 31, 2020.
•
Real estate investments (excluding land) are depreciated over their estimated useful lives. Their useful lives are generally 10-48 years for buildings, the shorter of 15 years or remaining lease term for site/building improvements, the shorter of 15 years or remaining contractual lease term for tenant improvements and the remaining lease term with consideration as to above- and below-market extension options for above- and below-market lease intangibles for tenant origination and absorption costs.

•	The real estate assets are 100% owned by the Company.
The following table summarizes the Company’s real estate assets and accumulated depreciation and amortization as of December 31, 2020 and 2019:
MODIV INC.
(f/k/a RW HOLDINGS NNN REIT, INC.)
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization
December 31, 2020 and 2019
	2020	2019
Real estate investments:
Balance at beginning of year	$423,947,488	$235,212,009
Acquisitions	—	185,446,483
Improvements to real estate	673,631	3,288,996
Dispositions	(26,575,397)	—
Held for sale	(26,230,247)	—
Impairment of real estate	(10,267,625)	—
Balance at end of year	$361,547,850	$423,947,488

Accumulated depreciation and amortization:
Balance at beginning of year	$(20,411,794)	$(10,563,664)
Depreciation and amortization	(15,759,199)	(9,848,130)
Dispositions	2,435,274	—
Held for sale	1,644,508	—
Balance at end of year	$(32,091,211)	$(20,411,794)